Employee Stock Ownership Plan (ESOP) and ESOP Trust	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Text Block [Abstract]
Employee Stock Ownership Plan (ESOP) and ESOP Trust
(3)	Employee Stock Ownership Plan and ESOP Trust

In December 2001, the Company adopted the Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan (the Plan, the KSOP) and established the ESOP Trust. The Plan, a tax-qualified retirement plan, includes an ESOP and a 401(k) component. In September 2013, the Internal Revenue Service (IRS) issued a determination letter that the ESOP Trust and the Plan, as amended and restated effective as of October 1, 2011, qualify under IRC Sections 401(a) and 501(a).

In fiscal years 2013 and 2014 the Company adopted three Plan amendments related to timing of contributions and valuations. In March 2014, Alion adopted Amendment No. 3 to close the Plan to employees covered by the Service Contract Act hired or re-hired after September 30, 2014. Existing Service Contract Act employees covered by the Plan remain in the Plan as grandfathered participants.

In September 2014, Alion adopted Amendment No. 5 to the Plan effective as of October 1, 2014. Amendment No. 5 established September 30th of each year as the Plan’s sole valuation and contribution date. Also in September 2014, the Plan Administrator eliminated the option for employees to invest salary deferrals, rollovers or transfers in the ESOP component of the Plan. The Company believes the Plan and the ESOP Trust have been designed and are being operated in compliance with all applicable IRC requirements.

(3)	Employee Stock Ownership Plan (ESOP) and ESOP Trust

In December 2001, the Company adopted the Alion Science and Technology Corporation Employee Ownership, Savings and Investment Plan (the Plan, the KSOP) and established the ESOP Trust. The Plan, a tax qualified retirement plan, includes an ESOP and a 401(k) component. In September 2013, the Internal Revenue Service (IRS) issued a determination letter that the ESOP Trust and the Plan, as amended and restated effective as of October 1, 2011, qualify under IRC Sections 401(a) and 501(a).

In September 2013, Alion adopted Amendment No. 1 to the Plan to eliminate the one-year service requirement for eligibility to receive profit sharing contributions under the Plan. Amendment No.1 was effective October 1, 2013. Also in September 2013, Alion adopted Amendment No. 2 to the Plan to delay transfer to the Company of employee salary deferrals, rollovers and transfers to be invested in the Plan’s ESOP component and to permit Alion to delay its employer contribution to the Plan for the six months ended September 30, 2013. Although Amendment No. 2 permitted delaying Alion’s common stock valuation, the ESOP Trustee and its independent third-party valuation firm completed the September 2013 ESOP valuation in November 2013, a time frame comparable to prior years. Alion did not delay its fiscal 2013 year end employer contribution to the Plan. In December 2013, the ESOP Trustee used employee salary deferrals, rollovers, and transfers from the second half of fiscal 2013 to purchase shares of Alion common stock at $8.10 per share based on the September 2013 ESOP valuation.

In March 2014, Alion adopted Amendments Nos. 3 and 4 to the Plan. Amendment No. 3 closed the Plan to employees covered by the Service Contract Act hired or re-hired after September 30, 2014. Existing Service Contract Act employees covered by the Plan remain in the Plan as grandfathered participants.

Amendment No. 4 permitted delaying the fiscal 2014 mid-year ESOP valuation. In August 2014, after the Company concluded its Refinancing Transaction, the ESOP Trustee and its independent third-party valuation firm completed the fiscal 2014 mid-year Alion common stock valuation. The delayed mid-year valuation established the fair market value of a share of Alion common stock at $2.45. In August 2014, Alion made its mid-year employer contribution based on the $2.45 share price. Also, in August 2014, the ESOP Trustee decided not to invest October 2013 to March 2014 employee salary deferrals, rollovers, and transfers in the Plan’s ESOP component and re-directed employee salary deferrals to their 401(k) investment accounts. The fiscal 2014 year-end ESOP valuation as of September 30, 2014 determined Alion’s share price was unchanged at $2.45 per share.

In September 2014, Alion adopted Amendment No. 5 to the Plan effective as of October 1, 2014. Amendment No. 5 eliminated future mid-year valuations and contributions. Beginning October 1, 2014, the Plan’s valuation and contribution date will be September 30th of each year. Also in September 2014, the Plan Administrator eliminated the option for employees to invest salary deferrals, rollovers or transfers in the ESOP component of the Plan. The Company believes the Plan and the ESOP Trust have been designed and are being operated in compliance with all applicable IRC requirements.